Apr. 30, 2023
Heitman US Real Estate Securities Fund
Heitman US Real Estate Securities Fund
Investment Objective
The Heitman US Real Estate Securities Fund (the “Fund”) seeks to achieve long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Shareholder Servicing Plan Fees(1)	0.15%	None
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.28%	0.88%
Fee Waiver and Expense Reimbursement(2)	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.17%	0.77%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Shareholder Servicing Plan Fees(1)	0.15%	None
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.28%	0.88%
Fee Waiver and Expense Reimbursement(2)	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.17%	0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2030.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$119	$372	$644	$1,465
Institutional Class Shares	$79	$246	$428	$1,001

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund considers a real estate company to be operating in the United States if the real estate company: (i) is organized in the United States, (ii) trades principally in a United States market, or (iii) derives at least 50% of its revenue from, or has at least 50% of its assets located in, the United States. The Fund may invest in the securities of real estate companies of any market capitalization.

The Fund may sell securities regardless of how long they have been held if the Adviser determines that a current position has become overvalued relative to its peers, if a company makes a strategic decision with which the Adviser disagrees, if the Adviser finds an opportunity that they believe is more compelling, or if the Adviser’s outlook on the company or market changes.

The Adviser makes investment decisions through a bottom-up strategy, focusing on individual security selection. To guide the portfolio construction process, the Adviser incorporates both quantitative and qualitative analysis in real estate securities. The Adviser analyzes factors such as management, financial condition, cash flow, and company’s growth potential estimates to select companies in the real estate industry that it believes will make attractive long-term investments. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. As part of its risk analysis, the Adviser considers a company’s environmental, sustainability and governance (“ESG”) practices. The Adviser does not consider the Fund to be identified as an ESG fund. The Adviser believes a risk assessment that includes consideration of ESG factors can lead to better consistency in projecting financial returns and positive impact in the valuation of listed real estate equities, where opportunities exist for increasing net income, due to lower expenses, as well as higher valuations resulting from lower risk premiums and capitalization rates.
Judgments with respect to risk control, geographic and property sector variety, liquidity and other factors are considered and drive the Adviser’s investment decisions. In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
Concentration Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

REIT and other Real Estate Companies Risk. The Fund’s investments in REITs and other real estate companies are subject to the same risks as direct investments in real estate, and their value will depend on the value of the underlying real estate interests. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, possible lack of access to insurance, regulatory or zoning changes and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests. In addition, the real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Markets can perform poorly, and the Fund can underperform the market. Markets can be affected by many factors including economic activity, governmental activity and environmental activity. Individual stocks may lose value based on poor management, poor business plans or a changing economy.

Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

IPO Risk. The prices of securities purchased in IPOs tend to fluctuate more widely than securities of companies that have been publicly traded for a longer period of time. Securities purchased in IPOs generally do not have a trading history, and information about the issuers of such securities may be available for very limited periods. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. There can be no assurance that investments in IPOs will be available to the Fund or improve the Fund’s performance.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, the war between Ukraine and Russia, inflation rates and the governmental responses to inflation.. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and the possibility of default, the stability of the global financial system and trade tensions can also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Future events could adversely affect market conditions including public health crises, trade disputes, terrorism, natural disasters, climate change, geopolitical events, or war. Adverse market conditions or market disruptions could cause the Fund to lose money or experience significant redemptions which may force the Fund to liquidate assets at inopportune times causing further losses.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified mutual fund. Gains or losses on a single stock may have a greater impact on the Fund.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Other Investment Company Risk. The Fund may be subject to the risk that an investment company, including an ETF, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. In addition, ETFs may trade at a premium or discount to the underlying securities’ NAV, which could impact the value of a shareholder’s investment.

Small- and Medium-Sized Companies Risk. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows how the Fund’s Institutional Class shares have varied for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at http://mutualfunds.heitman.com or by calling the Fund toll-free at 1‑888‐799‐2944.
Calendar Year Returns as of December 31Institutional Class

During the period shown in the bar chart, the best performance for a quarter was 15.74% (for the quarter ended March 31, 2019) and the worst performance was -23.34% (for the quarter ended March, 31, 2020).
Average Annual Total Return as of December 31, 2022

Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	Since Inception (January 1, 2018)(1)
Institutional Class
Return Before Taxes	-25.90%	4.04%	4.03%
Return After Taxes on Distributions	-26.94%	1.97%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	-14.96%	2.44%	2.43%
Investor Class
Return Before Taxes	-26.03%	3.79%	3.78%
FTSE NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)	-24.37%	3.68%	3.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.